SCHEDULE III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
CARTER VALIDUS MISSION CRITICAL REIT II, INC.
SCHEDULE III
REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2018
(in thousands)

				Initial Cost		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2018
Property Description	Location	Encumbrances		Land	Buildings and Improvements		Land	Buildings and Improvements (b)	Total	Accumulated Depreciation (c)	Year Constructed		Date Acquired
Cy Fair Surgical Center	Houston, TX	$—	(a)	$762	$2,970	$106	$762	$3,076	$3,838	$448	1993		07/31/2014
Mercy Healthcare Facility	Cincinnati, OH	—	(a)	356	3,167	40	356	3,207	3,563	405	2001		10/29/2014
Winston-Salem, NC IMF	Winston-Salem, NC	—	(a)	684	4,903	—	684	4,903	5,587	590	2004		12/17/2014
New England Sinai Medical Center	Stoughton, MA	—	(a)	4,049	19,991	1,870	4,049	21,861	25,910	2,332	1967/1973	(d)	12/23/2014
Baylor Surgical Hospital at Fort Worth	Fort Worth, TX	—	(a)	8,297	35,615	—	8,297	35,615	43,912	3,774	2014		12/31/2014
Baylor Surgical Hospital Integrated Medical Facility	Fort Worth, TX	—	(a)	367	1,587	164	367	1,751	2,118	318	2014		12/31/2014
Winter Haven Healthcare Facility	Winter Haven, FL	—		—	2,805	—	—	2,805	2,805	308	2009		01/27/2015
Heartland Rehabilitation Hospital	Overland Park, KS	—	(a)	1,558	20,549	—	1,558	20,549	22,107	2,093	2014		02/17/2015
Indianapolis Data Center	Indianapolis, IN	—	(a)	524	6,422	37	524	6,459	6,983	617	2000	(e)	04/01/2015
Clarion IMF	Clarion, PA	—	(a)	462	5,377	—	462	5,377	5,839	644	2012		06/01/2015
Post Acute Webster Rehabilitation Hospital	Webster, TX	—	(a)	1,858	20,140	—	1,858	20,140	21,998	1,870	2015		06/05/2015
Eagan Data Center	Eagan, MN	—	(a)	768	5,037	—	768	5,037	5,805	550	1998	(f)	06/29/2015
Houston Surgical Hospital and LTACH	Houston, TX	—	(a)	8,329	36,297	—	8,329	36,297	44,626	3,598	1950	(g)	06/30/2015
KMO IMF - Cincinnati I	Cincinnati, OH	—	(a)	1,812	24,382	—	1,812	24,382	26,194	2,473	1959	(h)	07/22/2015
KMO IMF - Cincinnati II	Cincinnati, OH	—	(a)	446	10,239	4	446	10,243	10,689	942	2014		07/22/2015
KMO IMF - Florence	Florence, KY	—	(a)	650	9,919	1	650	9,920	10,570	909	2014		07/22/2015
KMO IMF - Augusta	Augusta, ME	—	(a)	556	14,401	—	556	14,401	14,957	1,409	2010		07/22/2015
KMO IMF - Oakland	Oakland, ME	—	(a)	229	5,416	—	229	5,416	5,645	573	2003		07/22/2015
Reading Surgical Hospital	Wyomissing, PA	—	(a)	1,504	20,193	—	1,504	20,193	21,697	1,887	2007		07/24/2015
Post Acute Warm Springs Specialty Hospital of Luling	Luling, TX	—	(a)	824	7,530	—	824	7,530	8,354	700	2002		07/30/2015
Minnetonka Data Center	Minnetonka, MN	—	(a)	2,085	15,099	205	2,085	15,304	17,389	1,807	1985		08/28/2015
Nebraska Healthcare Facility	Omaha, NE	—	(a)	1,259	9,796	—	1,259	9,796	11,055	826	2014		10/14/2015
Heritage Park - Sherman I	Sherman, TX	—	(a)	1,679	23,926	—	1,679	23,926	25,605	1,943	2005	(i)	11/20/2015
Heritage Park - Sherman II	Sherman, TX	—	(a)	214	3,209	—	214	3,209	3,423	263	2005		11/20/2015
Baylor Surgery Center at Fort Worth	Fort Worth, TX	—	(a)	3,120	9,312	—	3,120	9,312	12,432	745	1998	(j)	12/23/2015
HPI - Oklahoma City I	Oklahoma City, OK	22,500		4,626	30,509	—	4,626	30,509	35,135	2,520	1985	(k)	12/29/2015
HPI - Oklahoma City II	Oklahoma City, OK	—	(a)	991	8,366	—	991	8,366	9,357	735	1994	(l)	12/29/2015
Waco Data Center	Waco, TX	—	(a)	873	8,233	—	873	8,233	9,106	634	1956	(m)	12/30/2015
HPI - Edmond	Edmond, OK	—	(a)	796	3,199	—	796	3,199	3,995	278	2002		01/20/2016
HPI - Oklahoma City III	Oklahoma City, OK	—	(a)	368	2,344	—	368	2,344	2,712	204	2007		01/27/2016
HPI - Oklahoma City IV	Oklahoma City, OK	—	(a)	452	1,081	—	452	1,081	1,533	97	2006		01/27/2016

				Initial Cost		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2018
Property Description	Location	Encumbrances		Land	Buildings and Improvements		Land	Buildings and Improvements (b)	Total	Accumulated Depreciation (c)	Year Constructed		Date Acquired
Alpharetta Data Center III	Alpharetta, GA	—		3,395	11,081	25	3,395	11,106	14,501	885	1999		02/02/2016
Flint Data Center	Flint, MI	—	(a)	111	7,001	—	111	7,001	7,112	545	1987		02/02/2016
HPI - Newcastle	Newcastle, OK	—	(a)	412	1,173	—	412	1,173	1,585	102	1995	(n)	02/03/2016
HPI - Oklahoma City V	Oklahoma City, OK	—	(a)	541	12,445	—	541	12,445	12,986	1,055	2008		02/11/2016
Vibra Rehabilitation Hospital	Rancho Mirage, CA	—		2,724	7,626	29,842	2,726	37,466	40,192	351	2018		03/01/2016
HPI - Oklahoma City VI	Oklahoma City, OK	—	(a)	896	3,684	—	896	3,684	4,580	312	2007		03/07/2016
Tennessee Data Center	Franklin, TN	—	(a)	6,624	10,971	135	6,624	11,106	17,730	836	2015		03/31/2016
HPI - Oklahoma City VII	Oklahoma City, OK	25,000		3,203	32,380	—	3,203	32,380	35,583	2,160	2016		06/22/2016
Post Acute Las Vegas Rehabilitation Hospital	Las Vegas, NV	—		2,614	639	22,089	2,895	22,447	25,342	617	2017		06/24/2016
Somerset Data Center	Somerset, NJ	—	(a)	906	10,466	—	906	10,466	11,372	769	1973	(o)	06/29/2016
Integris Lakeside Women's Hospital	Oklahoma City, OK	—	(a)	2,002	15,384	—	2,002	15,384	17,386	1,012	1997	(p)	06/30/2016
AT&T Hawthorne Data Center	Hawthorne, CA	39,749		16,498	57,312	—	16,498	57,312	73,810	3,340	1963	(q)	09/27/2016
McLean I	McLean, VA	23,460		31,554	4,930	330	31,554	5,260	36,814	311	1966	(r)	10/17/2016
McLean II	McLean, VA	27,540		20,392	22,727	105	20,392	22,832	43,224	1,294	1991	(s)	10/17/2016
Select Medical Rehabilitation Facility	Marlton, NJ	31,790		—	57,154	5	—	57,159	57,159	3,038	1995		11/01/2016
Andover Data Center II	Andover, MA	—	(a)	6,566	28,072	511	6,566	28,583	35,149	1,695	2000		11/08/2016
Grand Rapids Healthcare Facility	Grand Rapids, MI	30,450		2,533	39,487	43	2,533	39,530	42,063	2,628	2008		12/07/2016
Corpus Christi Surgery Center	Corpus Christi, TX	—		975	4,963	462	1,002	5,398	6,400	296	1992		12/22/2016
Chicago Data Center II	Downers Grove, IL	—	(a)	1,329	29,940	(545)	1,358	29,366	30,724	1,528	1987	(t)	12/28/2016
Blythewood Data Center	Blythewood, SC	—	(a)	612	17,714	27	634	17,719	18,353	909	1983		12/29/2016
Tempe Data Center	Tempe, AZ	—	(a)	2,997	11,991	92	2,997	12,083	15,080	613	1977	(u)	01/26/2017
Aurora Healthcare Facility	Aurora, IL	—	(a)	973	9,632	—	973	9,632	10,605	466	2002		03/30/2017
Norwalk Data Center	Norwalk, CT	34,200		10,125	43,360	53	10,125	43,413	53,538	1,986	2013		03/30/2017
Texas Rehab - Austin	Austin, TX	20,881		1,368	32,039	—	1,368	32,039	33,407	1,545	2012		03/31/2017
Texas Rehab - Allen	Allen, TX	13,150		857	20,582	—	857	20,582	21,439	993	2007		03/31/2017
Texas Rehab - Beaumont	Beaumont, TX	5,869		946	8,372	—	946	8,372	9,318	406	1991		03/31/2017
Texas Rehab - San Antonio	San Antonio, TX	10,500		1,813	11,706	—	1,813	11,706	13,519	489	1985/1992		06/29/2017
Charlotte Data Center II	Charlotte, NC	—	(a)	372	17,131	2,917	372	20,048	20,420	717	1989	(v)	05/15/2017
250 Williams Atlanta Data Center	Atlanta, GA	116,200		19,159	129,778	1,792	19,159	131,570	150,729	7,293	1989	(w)	06/15/2017
Sunnyvale Data Center	Sunnyvale, CA	—	(a)	10,013	24,709	—	10,013	24,709	34,722	980	1992	(x)	06/28/2017
Cincinnati Data Center	Cincinnati, OH	—	(a)	1,556	8,966	—	1,556	8,966	10,522	386	1985	(y)	06/30/2017
Silverdale Healthcare Facility	Silverdale, WA	—	(a)	1,530	7,506	15	1,530	7,521	9,051	314	2005		08/25/2017
Silverdale Healthcare Facility II	Silverdale, WA	—	(a)	1,542	4,981	—	1,542	4,981	6,523	216	2007		09/20/2017
King of Prussia Data Center	King of Prussia, PA	12,239		1,015	17,413	—	1,015	17,413	18,428	581	1960	(z)	09/28/2017
Tempe Data Center II	Tempe, AZ	—	(a)	—	15,803	—	—	15,803	15,803	534	1998		09/29/2017
Houston Data Center	Houston, TX	48,607		10,082	101,051	—	10,082	101,051	111,133	2,884	2013		11/16/2017
Saginaw Healthcare Facility	Saginaw, MI	—	(a)	1,251	15,878	—	1,251	15,878	17,129	586	2002		12/21/2017
Elgin Data Center	Elgin, IL	5,651		1,067	7,861	(421)	1,067	7,440	8,507	210	2000		12/22/2017

				Initial Cost		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2018
Property Description	Location	Encumbrances		Land	Buildings and Improvements		Land	Buildings and Improvements (b)	Total	Accumulated Depreciation (c)	Year Constructed		Date Acquired
Oklahoma City Data Center	Oklahoma City, OK	—	(a)	1,868	44,253	—	1,868	44,253	46,121	1,185	2008/2016		12/27/2017
Rancho Cordova Data Center I	Rancho Cordova, CA	—	(a)	1,760	32,109	—	1,760	32,109	33,869	647	1982	(aa)	03/14/2018
Rancho Cordova Data Center II	Rancho Cordova, CA	—	(a)	1,943	10,340	—	1,943	10,340	12,283	213	1984	(ab)	03/14/2018
Carrollton Healthcare Facility	Carrollton, TX	—	(a)	1,995	5,870	—	1,995	5,870	7,865	115	2015		04/27/2018
Oceans Katy Behavioral Health Hospital	Katy, TX	—	(a)	1,443	12,114	—	1,443	12,114	13,557	170	2015		06/08/2018
San Jose Data Center	San Jose, CA	—	(a)	12,205	34,309	—	12,205	34,309	46,514	477	1999	(ac)	06/13/2018
Indianola Healthcare I	Indianola, IA	—	(a)	330	5,698	—	330	5,698	6,028	45	2014		09/26/2018
Indianola Healthcare II	Indianola, IA	—	(a)	709	6,061	—	709	6,061	6,770	50	2011		09/26/2018
Canton Data Center	Canton, OH	—	(a)	345	8,268	—	345	8,268	8,613	45	2008		10/03/2018
Benton Healthcare I (Benton)	Benton, AR	—	(a)	—	19,048	—	—	19,048	19,048	108	1992/1999		10/17/2018
Benton Healthcare II (Bryant)	Bryant, AR	—	(a)	930	3,539	—	930	3,539	4,469	22	1995		10/17/2018
Benton Healthcare III (Benton)	Benton, AR	—	(a)	—	1,647	—	—	1,647	1,647	10	1983		10/17/2018
Benton Healthcare IV (Hot Springs)	Hot Springs, AR	—	(a)	384	2,077	—	384	2,077	2,461	13	2009		10/17/2018
Clive Healthcare Facility	Clive, IA	—	(a)	336	22,332	—	336	22,332	22,668	87	2008		11/26/2018
Valdosta Healthcare I	Valdosta, GA	—	(a)	659	5,626	—	659	5,626	6,285	22	2004		11/28/2018
Valdosta Healthcare II	Valdosta, GA	—	(a)	471	2,780	—	471	2,780	3,251	11	1992		11/28/2018
		$467,786		$246,429	$1,451,993	$59,904	$246,790	$1,511,536	$1,758,326	$84,594

(a)
Property collateralized under the secured credit facility. As of December 31, 2018, 64 commercial properties were collateralized under the secured credit facility and the Company had $355,000,000 aggregate principal amount outstanding thereunder.

(b)	The aggregated cost for federal income tax purposes is approximately $1,641,512,000 (unaudited).

(c)
The Company’s assets are depreciated or amortized using the straight-line method over the useful lives of the assets by class. Generally, buildings and improvements are depreciated over 15-40 years and tenant improvements are depreciated over the shorter of lease term or expected useful life.

(d)	The New England Sinai Medical Center consists of two buildings and was renovated beginning in 1997.

(e)	The Indianapolis Data Center was renovated in 2014.

(f)	The Eagan Data Center was renovated in 2015.

(g)	Houston Surgical Hospital and LTACH was renovated in 2005 and 2008.

(h)	KMO IMF - Cincinnati I was renovated in 1970 and 2013.

(i)	Heritage Park - Sherman I was renovated in 2010.

(j)	Baylor Surgery Center at Fort Worth was renovated in 2007 and 2015.

(k)	HPI - Oklahoma City I was renovated in 1998 and 2003.

(l)	HPI - Oklahoma City II was renovated in 1999.

(m)	The Waco Data Center was renovated in 2009.

(n)	HPI - Newcastle was renovated in 1999.

(o)	The Somerset Data Center was renovated in 2006.

(p)	The Integris Lakeside Women's Hospital was renovated in 2008.

(q)	The AT&T Hawthorne Data Center was renovated in 1983 and 2001.

(r)	McLean I was renovated in 1998.

(s)	McLean II was renovated in 1998.

(t)	The Chicago Data Center II was renovated in 2016.

(u)	The Tempe Data Center was renovated in 1983, 2008 and 2011.

(v)	The Charlotte Data Center II was renovated in 2016.

(w)	The 250 Williams Atlanta Data Center was renovated in 2007.

(x)	The Sunnyvale Data Center was renovated in 1998.

(y)	The Cincinnati Data Center was renovated in 2001.

(z)	The King of Prussia Data Center was renovated in 1997.

(aa)	The Rancho Cordova Data Center I was renovated in 2008 and 2010.

(ab)	The Rancho Cordova Data Center II was renovated in 2012.

(ac)	The San Jose Data Center was renovated in 2005.
CARTER VALIDUS MISSION CRITICAL REIT II, INC.
SCHEDULE III
REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
(CONTINUED)
December 31, 2018
(in thousands)

	2018	2017	2016
Real Estate
Balance at beginning of year	$1,551,194	$915,521	$415,776
Additions:
Acquisitions	195,328	601,546	487,276
Improvements	11,804	34,127	12,469
Balance at end of year	$1,758,326	$1,551,194	$915,521
Accumulated Depreciation
Balance at beginning of year	$(45,789)	$(18,521)	$(5,262)
Depreciation	(38,805)	(27,268)	(13,259)
Balance at end of year	$(84,594)	$(45,789)	$(18,521)